Preferred Stock	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Equity [Abstract]
Preferred Stock

Note 12 - Preferred Stock

There are 10,000,000 shares of preferred stock, par value $0.0001 per share, of the Company Preferred Stock in one or more series, and expressly authorized the Board of Directors of the Company. On December 16, 2019, the Board of Directors authorized the issuance of 8,000,000 preferred shares as “Series A Preferred Stock.” The Series A Preferred Stock is not convertible into any other form of Securities, including common shares, of the Company. Holders of Series A Preferred Stock shall be entitled to 50 votes for every Share of Series A Preferred Stock beneficially owned as of the record date for any shareholder vote or written consent. On May 28, 2020, Mr. Robert L. Hymers III, a former director and former chief financial officer, returned 2,000,000 Series A Preferred shares to the corporate treasury. As of November 30, 2020, there were 6,000,000 Series A Preferred shares issued and outstanding.

Note 12 - Preferred Stock

There are 10,000,000 shares of preferred stock, par value $0.0001 per share, of the Company Preferred Stock in one or more series, and expressly authorized the Board of Directors of the Company. On December 16, 2019, the Board of Directors authorized the issuance of 8,000,000 preferred shares as “Series A Preferred Stock.” The Series A Preferred Stock is not convertible into any other form of Securities, including common shares, of the Company. Holders of Series A Preferred Stock shall be entitled to 50 votes for every Share of Series A Preferred Stock beneficially owned as of the record date for any shareholder vote or written consent. On May 28, 2020, Mr. Robert L. Hymers III, a former director and former chief financial officer, returned 2,000,000 Series A Preferred shares to the corporate treasury. As of August 31, 2020, there were 6,000,000 Series A Preferred shares issued and outstanding.